Investment Risks	Mar. 02, 2026
Hennessy Cornerstone Growth Fund | Formula Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Hennessy Cornerstone Growth Fund | Growth and Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may fall out of favor with investors at times. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Hennessy Cornerstone Growth Fund | Small-Sized and Medium-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Hennessy Cornerstone Growth Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The industries in which the Fund concentrates its investments at any given time are solely the result of the Growth Formula and may change significantly when the Fund is rebalanced. The Fund is currently substantially invested in the Financials sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Companies in the Financials sector may be adversely affected by changes in the regulatory environment, interest rate fluctuations, and other factors.

Hennessy Cornerstone Growth Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk: High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Hennessy Cornerstone Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Hennessy Cornerstone Growth Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Cornerstone Growth Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Cornerstone Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will fluctuate over time, and it is possible to lose money.
Hennessy Focus Fund | Small-Sized and Medium-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Hennessy Focus Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the Communication Services and Financials sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the Communication Services sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals, and changing consumer tastes and interests. Companies in the Financials sector may be adversely affected by changes in the regulatory environment, interest rate fluctuations, and other factors.

Hennessy Focus Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Hennessy Focus Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Focus Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Focus Fund | Real Estate Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Risk: The Fund invests in real estate investments, including real estate investment trusts (REITs), and is therefore subject to risks associated with the real estate market. Real estate investments are particularly susceptible to economic downturns, changes in regulations, and fluctuating interest rates.

Hennessy Focus Fund | Temporary Defensive Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Hennessy Focus Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will fluctuate over time, and it is possible to lose money.
Hennessy Focus Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act and employs a concentrated investment strategy. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified, less concentrated fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities. As of January 31, 2026, approximately 72% of the Fund’s assets were invested in its top 10 holdings.

Hennessy Cornerstone Mid Cap 30 Fund | Formula Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Formula Investing Risk: The Fund will adhere to the Mid Cap 30 Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Hennessy Cornerstone Mid Cap 30 Fund | Growth and Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may fall out of favor with investors at times. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Hennessy Cornerstone Mid Cap 30 Fund | Small-Sized and Medium-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Hennessy Cornerstone Mid Cap 30 Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The industries in which the Fund concentrates its investments at any given time are solely the result of the Mid Cap 30 Formula and may change significantly when the Fund is rebalanced. The Fund is currently substantially invested in the Consumer Discretionary and Industrials sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the Consumer Discretionary sector may be affected by commodity price volatility, consumer preferences, competition, changing demographics, and labor relations. These companies depend heavily on disposable household income and consumer spending, and social trends and marketing campaigns may significantly affect demand for their products. Consumer Discretionary companies may also lose value more quickly in periods of economic downturns because their products are viewed as nonessential luxury items. Companies in the Industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

Hennessy Cornerstone Mid Cap 30 Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk: High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Hennessy Cornerstone Mid Cap 30 Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Cornerstone Mid Cap 30 Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Cornerstone Mid Cap 30 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will fluctuate over time, and it is possible to lose money.
Hennessy Cornerstone Large Growth Fund | Formula Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Hennessy Cornerstone Large Growth Fund | Growth and Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may fall out of favor with investors at times. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Hennessy Cornerstone Large Growth Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Cornerstone Large Growth Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Cornerstone Large Growth Fund | Medium-Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Medium-Sized Company Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.
Hennessy Cornerstone Large Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of an investment will fluctuate over time, and it is possible to lose money.
Hennessy Cornerstone Value Fund | Formula Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio in a given year are experiencing financial difficulty or are out of favor with investors.

Hennessy Cornerstone Value Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Hennessy Cornerstone Value Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Cornerstone Value Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Cornerstone Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk: Value securities may perform differently from the market as a whole and may fall out of favor with investors at times. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Hennessy Cornerstone Value Fund | Medium-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Medium-Sized Companies Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.
Hennessy Cornerstone Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will fluctuate over time, and it is possible to lose money.
Hennessy Total Return Fund | Formula Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio in a given year are experiencing financial difficulty or are out of favor with investors.

Hennessy Total Return Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Total Return Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Total Return Fund | Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Borrowing Risk: The Fund borrows against its investments by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities. Purchasing U.S. Treasury securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund’s losses would be greater than if it had used cash to make purchases. Also, the Fund incurs interest costs when it borrows money, and these costs may exceed the investment returns it earns on the securities purchased with borrowed money. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee, or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds from the reverse repurchase agreement may effectively be restricted pending such decision.

Hennessy Total Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will fluctuate over time, and it is possible to lose money.
Hennessy Total Return Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Hennessy Equity and Income Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the Financials sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Companies in the Financials sector may be adversely affected by changes in the regulatory environment, interest rate changes, and other factors.

Hennessy Equity and Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Hennessy Equity and Income Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Equity and Income Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Equity and Income Fund | Temporary Defensive Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Hennessy Equity and Income Fund | Debt Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Investments Risk: The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. These fluctuations tend to increase in magnitude as a bond’s maturity increases such that a longer-term bond will increase or decrease more significantly with a given change in interest rates than a shorter-term bond.

Hennessy Equity and Income Fund | Asset-Backed and Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed and Mortgage-Backed Securities Risk:

Asset-backed and mortgage-backed securities are subject to the risk that borrowers default on their loans and the risk that borrowers prepay some or all of the principal owed to the issuer, in each case causing the investments to fail to realize expected returns.

Hennessy Equity and Income Fund | Investment Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Securities Risk: When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

Hennessy Equity and Income Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: In addition to risks generally associated with investments in investment company securities, investments in ETFs are subject to the following additional risks that do not apply to non-ETFs: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Hennessy Equity and Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will fluctuate over time, and it is possible to lose money.
Hennessy Balanced Fund | Formula Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio in a given year are experiencing financial difficulty or are out of favor with investors.

Hennessy Balanced Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Balanced Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Balanced Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will fluctuate over time, and it is possible to lose money.
Hennessy Balanced Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Hennessy Energy Transition Fund | Small-Sized and Medium-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Hennessy Energy Transition Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: The Fund concentrates its investments in the Energy sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Companies in the Energy sector may be adversely affected by fluctuations in commodity prices, reduced supply or demand of energy commodities, the disruption of energy supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on energy assets.

Hennessy Energy Transition Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Hennessy Energy Transition Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Energy Transition Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Energy Transition Fund | Temporary Defensive Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Hennessy Energy Transition Fund | MLP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk: Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods when interest rates are rising, these investments may not provide attractive returns. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099.

Hennessy Energy Transition Fund | MLP Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Tax Risk: A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes. This would require the MLP to pay U.S. federal income tax, excise tax, or another form of tax on its taxable income, thereby reducing the amount of cash available for distribution by the MLP and potentially causing any distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value per share of the Fund’s shares. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund are taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099. Furthermore, because the MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders, including the Fund, regardless of whether the shareholders receive any cash payment from the MLP.

Hennessy Energy Transition Fund | Cash Flow Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Flow Risk: The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by such companies depends upon the amount of cash generated by the such companies’ operations. Cash available for distribution may vary widely from quarter to quarter and will be affected by various factors affecting each company’s operations. The Fund periodically will distribute more than its income and net realized capital gains, which means a portion of each shareholder’s distribution would be a return of capital. A return of capital distribution reduces the basis of a shareholder’s shares so the shareholder may be required to recognize a capital gain when the shareholder sells shares.

Hennessy Energy Transition Fund | RIC Qualification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

RIC Qualification Risk: To qualify for treatment as a regulated investment company (“RIC”) under the Code, the Fund must meet certain income source, asset diversification, and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were recharacterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as a corporation and would become subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution, and the amount of the Fund’s distributions.

Hennessy Energy Transition Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or the Fund may be forced to sell an illiquid asset to meet redemption requests or other cash needs and may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Hennessy Energy Transition Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will fluctuate over time, and it is possible to lose money.
Hennessy Midstream Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: The Fund concentrates its investments in the Energy sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Companies in the Energy sector may be adversely affected by fluctuations in commodity prices, reduced supply or demand of energy commodities, the disruption of energy supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on energy assets.

Hennessy Midstream Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Hennessy Midstream Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Midstream Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue

Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Midstream Fund | Temporary Defensive Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Hennessy Midstream Fund | Medium-Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Medium-Sized Company Risk: The Fund invests in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.
Hennessy Midstream Fund | MLP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk: Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods when interest rates are rising, these investments may not provide attractive returns.

Hennessy Midstream Fund | MLP Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Tax Risk. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes. This would require the MLP to pay U.S. federal income tax, excise tax, or another form of tax on its taxable income, thereby reducing the amount of cash available for distribution by the MLP and potentially causing any distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value of the Fund’s shares. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund are taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099. Furthermore, because the MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders, including the Fund, regardless of whether the shareholders receive any cash payment from the MLP.

Hennessy Midstream Fund | Cash Flow Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Flow Risk: The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by such companies depends upon the amount of cash generated by such companies’ operations. Cash available for distribution may vary widely from quarter to quarter and will be affected by various factors affecting each company’s operations. The Fund periodically will distribute more than its income and net realized capital gains, which means a portion of a shareholder’s distribution would be a return of capital. A return of capital distribution reduces the basis of a shareholder’s shares so a shareholder may be required to recognize a capital gain when the shareholder sells shares.

Hennessy Midstream Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: MLP common units and equity securities of MLP affiliates, including I-Shares, often trade on national securities exchanges. However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently. The market movements of such securities with limited trading volumes may be more abrupt or erratic than those with higher trading volumes. As a result of the limited liquidity of such securities, the Fund could have greater difficulty selling such securities at the time and price that the Fund would like. This may also adversely affect the Fund’s ability to remit dividend payments to shareholders.

Hennessy Midstream Fund | Tax Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risks: Tax risks associated with investments in the Fund include, but are not limited to, the following:
Hennessy Midstream Fund | Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund Structure Risk. Unlike most open-end mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes and unlike entities treated as partnerships for tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the tax rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs. Fund income and losses will not be passed through to shareholders.

Hennessy Midstream Fund | Tax Estimation/NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Estimation/NAV Risk. In calculating the Fund’s net asset value, the Fund will account for its current taxes and deferred tax liability or asset balances. The Fund will accrue a deferred income tax liability balance, at the then-effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund from the companies in which it invests that are considered to be return of capital and for any net operating gains. Any deferred tax liability balance reduces the Fund’s net asset value. The Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s net asset value.

Hennessy Midstream Fund | Dividend Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Dividend Distribution Risk: The Fund’s dividend distribution policy is intended to provide consistent distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the companies in which it invests, without offset for the expenses of the Fund. The amount of the Fund’s distributions is based on, among other considerations, cash and stock distributions the Fund actually receives from portfolio investments, including returns of capital and any special cash payments received to offset distribution reductions resulting from restructurings. Furthermore, the Fund’s total distribution payment amount may be derived from net income, net profit from the sale of securities, or other capital sources (the latter of which represents a return of capital). A return of capital occurs when some or all of the money that a shareholder invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” Shareholders should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. For certain securities held by the Fund, such as MLP units, the percentages attributed to each category (net income, net profit from sale, and other capital sources) are estimated using historical information because the character of the amounts received from such entities is unknown until after the end of the calendar year.

Hennessy Midstream Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will fluctuate over time, and it is possible to lose money.
Hennessy Midstream Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act and employs a concentrated investment strategy. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified, less concentrated fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities. As of January 31, 2026, approximately 90% of the Fund’s assets were invested in its top 10 holdings.

Hennessy Gas Utility Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: The Fund concentrates its investments in the natural gas and transmission industry and its performance is therefore tied closely to, and affected by, developments in this industry. Natural gas companies may be adversely affected by fluctuations in natural gas prices, reduced supply or demand of natural gas, the disruption of natural gas supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on natural gas assets.

Hennessy Gas Utility Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Hennessy Gas Utility Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Gas Utility Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Gas Utility Fund | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk: While the Fund seeks to track the performance of the AGA Stock Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation due to factors such as the expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, that are not incurred by the AGA Stock Index and the possibility that the Fund may experience significant subscriptions or redemptions. In addition, the Fund may not be fully invested at all times as a result of cash flows into the Fund or reserves of cash that are maintained in order to cover operating expenses and meet redemption requests.

Hennessy Gas Utility Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of an investment will fluctuate over time, and it is possible to lose money.
Hennessy Japan Fund | Small-Sized and Medium-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Sized and Medium-Sized Companies Risk: The Fund may invest in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Hennessy Japan Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the Financials and Industrials sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the Financials sector may be adversely affected by changes in the regulatory environment, interest rate changes, and other factors. Companies in the Industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

Hennessy Japan Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Japan Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Japan Fund | Investment Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Securities Risk: When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

Hennessy Japan Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: In addition to risks generally associated with investments in investment company securities, investments in ETFs are subject to the following additional risks that do not apply to non-ETFs: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Hennessy Japan Fund | Foreign Securities, Foreign Currency, and Japan-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities, Foreign Currency, and Japan-Specific Risk: There are specific risks associated with investing in the securities of foreign companies, including fluctuations in the exchange rates of foreign currencies that impact the U.S. dollar value of a security. The Fund concentrates its investments in the securities of Japanese companies, and the Fund’s performance may be affected by the social, political, regulatory, and economic conditions in Japan. The Japanese economy has at times been negatively affected by government intervention and protectionism, excessive regulation, periods of deflation or low economic growth, an unstable financial services sector, a heavy reliance on international trade, and natural disasters such as earthquakes, tsunamis, and typhoons. Japan also faces structural challenges, including a large government debt burden, an aging and shrinking population, and changes in corporate governance practices. These issues, as well as changes in Japan’s fiscal, monetary, or trade policies, may adversely affect Japanese issuers and the Fund’s performance. Japan’s international trade impacts Japan’s economic growth, and adverse economic conditions in the United States or other trading partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, and social instability, territorial disputes, or other adverse developments in those countries or in the broader Asian region. In addition, Japan’s relations with neighboring countries have at times been strained, which could create uncertainty in Japanese markets and adversely affect the Fund.

Hennessy Japan Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of aninvestment will fluctuate over time, and it is possible to lose money.
Hennessy Japan Small Cap Fund | Small-Sized and Medium-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Hennessy Japan Small Cap Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the Industrials sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Companies in the Industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

Hennessy Japan Small Cap Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Japan Small Cap Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Japan Small Cap Fund | Investment Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Securities Risk: When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

Hennessy Japan Small Cap Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: In addition to risks generally associated with investments in investment company securities, investments in ETFs are subject to the following additional risks that do not apply to non-ETFs: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Hennessy Japan Small Cap Fund | Foreign Securities, Foreign Currency, and Japan-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities, Foreign Currency, and Japan-Specific Risk: There are specific risks associated with investing in the securities of foreign companies, including fluctuations in the exchange rates of foreign currencies that impact the U.S. dollar value of a security. The Fund concentrates its investments in the securities of Japanese companies, and the Fund’s performance may be affected by the social, political, regulatory, and economic conditions in Japan. The Japanese economy has at times been negatively affected by government intervention and protectionism, excessive regulation, periods of deflation or low economic growth, an unstable financial services sector, a heavy reliance on international trade, and natural disasters such as earthquakes, tsunamis, and typhoons. Japan also faces structural challenges, including a large government debt burden, an aging and shrinking population, and changes in corporate governance practices. These issues, as well as changes in Japan’s fiscal, monetary, or trade policies, may adversely affect Japanese issuers and the Fund’s performance. Japan’s international trade impacts Japan’s economic growth, and adverse economic conditions in the United States or other trading partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, and social instability, territorial disputes, or other adverse developments in those countries or in the broader Asian region. In addition, Japan’s relations with neighboring countries have at times been strained, which could create uncertainty in Japanese markets and adversely affect the Fund.

Hennessy Japan Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of an investment will fluctuate over time, and it is possible to lose money.
Hennessy Large Cap Financial Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: The Fund primarily invests in the Financials sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Companies in the Financials sector may be adversely affected by changes in the regulatory environment, interest rate changes, and other factors.

Hennessy Large Cap Financial Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Hennessy Large Cap Financial Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Large Cap Financial Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Large Cap Financial Fund | Temporary Defensive Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Hennessy Large Cap Financial Fund | Medium-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Medium-Sized Companies Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.
Hennessy Large Cap Financial Fund | Mortgage and Real Estate Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage and Real Estate Investments Risk: Because the Fund focuses on financial services companies that issue mortgages and invest in mortgage-backed securities and other real estate investments, the Fund is subject to risks associated with the real estate market. Mortgages and real estate investments are particularly sensitive to economic downturns, changes in regulations, and fluctuating interest rates. In particular, they are subject to the risk that borrowers default on their loans and the risk that borrowers prepay some or all of the principal owed to the issuer, in each case causing the investments to fail to realize expected returns.

Hennessy Large Cap Financial Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will fluctuate over time, and it is possible to lose money.
Hennessy Large Cap Financial Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Hennessy Small Cap Financial Fund | Small-Sized and Medium-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Hennessy Small Cap Financial Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: The Fund primarily invests in the Financials sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Companies in the Financials sector may be adversely affected by changes in the regulatory environment, interest rate changes, and other factors.

Hennessy Small Cap Financial Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Hennessy Small Cap Financial Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Small Cap Financial Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Small Cap Financial Fund | Temporary Defensive Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Hennessy Small Cap Financial Fund | Mortgage and Real Estate Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage and Real Estate Investments Risk: Because the Fund focuses on financial services companies that issue mortgages and invest in mortgage-backed securities and other real estate investments, the Fund is subject to risks associated with the real estate market. Mortgages and real estate investments are particularly sensitive to economic downturns, changes in regulations, and fluctuating interest rates. In particular, they are subject to the risk that borrowers default on their loans and the risk that borrowers prepay some or all of the principal owed to the issuer, in each case causing the investments to fail to realize expected returns.

Hennessy Small Cap Financial Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will fluctuate over time, and it is possible to lose money.
Hennessy Small Cap Financial Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Hennessy Technology Fund | Small-Sized and Medium-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Sized and Medium-Sized Companies Risk: The Fund may invest in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Hennessy Technology Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: The Fund concentrates its investments within the Information Technology sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Technology companies face intense competition and may be subject to extensive regulatory requirements. They may have limited product lines, markets, financial resources, or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, and unpredictable changes in growth rates.

Hennessy Technology Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk: High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Hennessy Technology Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Hennessy Technology Fund | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Technology Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Technology Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will fluctuate over time, and it is possible to lose money.
Hennessy Sustainable ETF | Small-Sized and Medium-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Hennessy Sustainable ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk: High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Hennessy Sustainable ETF | Market and Equity Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Hennessy Sustainable ETF | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Hennessy Sustainable ETF | Structural ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Structural ETF Risks: The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.
Hennessy Sustainable ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk. The Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s net asset value (“NAV”) to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant (“AP”). Shareholders may be subject to tax on gains they would not otherwise have been subject to, or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

Hennessy Sustainable ETF | Market Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Participants Risk. Only an AP may engage in creation or redemption transactions directly with the Fund, and none of those APs is obligated to engage in creation or redemption transactions. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, the Fund’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of the Fund’s shares but such market makers are under no obligation to do so. Decisions by APs or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the AP’s ability to proceed with creation or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on The Nasdaq Stock Market LLC (the “Exchange”), which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in the Fund’s shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads of the Fund’s shares. “Bid” refers to the highest price a buyer will pay to buy a specified number of shares of a stock at any given time. “Ask” refers to the lowest price at which a seller will sell the stock. The difference between the bid price and the ask price is called the “spread.”

Hennessy Sustainable ETF | Costs of Buying and Selling Fund Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling the Fund’s shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of the

Fund’s shares may significantly reduce investment results and an investment in the Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Hennessy Sustainable ETF | Premium/Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Premium/Discount Risk. As with ETFs generally, the Fund’s shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the NAV per share (premium) or less than the NAV per share (discount). If a shareholder purchases the Fund’s shares at a time when the market price is at a premium to the net asset value or sells the Fund’s shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Fund’s NAV per share, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Hennessy Sustainable ETF | Trading Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risks. Although the Fund’s shares are listed for trading on the Exchange, there can be no assurance that the Fund’s shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares. Trading in shares on the Exchange may be halted by the Exchange because of market conditions that, in the view of the Exchange, make trading in the Fund inadvisable. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell shares of the Fund or may only be able to do so at an increased premium or discount.

Hennessy Sustainable ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, or may incur substantial losses and may limit or stop purchases of the Fund.

Hennessy Sustainable ETF | Sustainability Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sustainability Investing Risk: Sustainability investing risk is the risk that applying sustainable investment analysis to the Portfolio Managers’ investment decisions regarding the Fund’s portfolio may forgo certain investment opportunities otherwise available to the Fund. The Fund intends to invest in companies with measurably high sustainability ratings relative to their sector peers, and screen out particular companies that do not meet its sustainability criteria. This may affect the Fund’s exposure to certain companies or industries and the relevance and weighting of sustainability criteria may vary significantly among issuers and third-party data providers. Sustainability is a subjective assessment and it is not uniformly defined. Sustainability data may be incomplete, delayed, inaccurate, or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. The Fund’s returns may be lower than other funds that do not seek to invest in companies based on sustainability ratings or screen out certain companies or industries. The Fund seeks to identify companies that it believes may have higher sustainability ratings, but investors may differ in their views of sustainability characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Regulatory changes regarding the definition or use of sustainability criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its sustainability strategy.

Hennessy Sustainable ETF | Third-Party Data Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Third-Party Data Provider Risk: In evaluating issuers, the Portfolio Managers rely upon information and data, including from third-party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the Portfolio Manager to incorrectly assess an issuer’s business practices with respect to sustainability metrics. As a result, the Fund may underperform funds that do not screen or score companies based on sustainability factors or funds that use different third-party data providers.

Hennessy Sustainable ETF | Large-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Sized Companies Risk: The stocks of large-capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

Hennessy Sustainable ETF | Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Model Risk: The Fund seeks to pursue its investment objective by using proprietary models that incorporate quantitative analysis. Investments selected using these models may perform differently than as forecasted due to the factors incorporated into the models and the weighting of each factor, changes from historical trends, and issues in the construction and implementation of the models (including, but not limited to, software issues and other technological issues). There is no guarantee that the Portfolio Managers’ use of these models will result in effective investment decisions for the Fund. The information and data used in the models may be supplied by third parties. Inaccurate or incomplete data may limit the effectiveness of the models. In addition, some of the data that the models use may be historical data, which may not accurately predict future market movement. There is a risk that the models will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Hennessy Sustainable ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will fluctuate over time, and it is possible to lose money.